Note 6 - Significant Alliances and Related Parties (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Significant Alliances and Related Parties [Abstract]
Significant Alliances and Related Parties
6. Significant Alliances and Related Parties

Roswell Park Cancer Institute

The Company has entered into several agreements with Roswell Park Cancer Institute ("RPCI"), including: various sponsored research agreements, an exclusive license agreement and clinical trial agreements for the conduct of the Phase 1 entolimod oncology study and the Phase 1 Curaxin CBL0137 ("Curaxin") intravenous administration study. Additionally, the Company’s Chief Scientific Officer, or CSO, Dr. Andrei Gudkov, is the Senior Vice President of Research Technology and Innovation at RPCI. The Company incurred $0 and $1,197 in research and development expense to RPCI for the three months ended March 31, 2021 and 2020, respectively.

The Cleveland Clinic

CBLI has entered into an exclusive license agreement with The Cleveland Clinic pursuant to which CBLI was granted an exclusive license to The Cleveland Clinic’s research base underlying our therapeutic platform and certain product candidates licensed to Panacela. CBLI has the primary responsibility to fund all newly developed patents. However, The Cleveland Clinic retains ownership of those patents covered by the agreement. CBLI also agreed to use commercially diligent efforts to bring one or more products to market as soon as practical, consistent with sound and reasonable business practices and judgments. On August 6, 2018, CBLI sublicensed the intellectual property underlying entolimod's composition that CBLI licenses from The Cleveland Clinic to GPI. There were no milestone or royalty payments paid to The Cleveland Clinic during the three months ended March 31, 2021 and 2020.  The Company incurred no research and development expense to The Cleveland Clinic during the three months ended March 31, 2021 and 2020.

Buffalo BioLabs and Incuron

Our CSO, Dr. Andrei Gudkov, has business relationships with Buffalo BioLabs, LLC ("BBL"), where Dr. Gudkov was a founder and currently serves as its uncompensated Principal Scientific Advisor. The Company recognized no research and development expense to BBL for the three months ended March 31, 2021 and 2020. The Company also recognized no sublease and other income from BBL for the three months ended March 31, 2021 and March 31, 2020. Pursuant to our real estate sublease and equipment lease with BBL, the Company had gross accounts receivables of $0 and $6,285, and net accounts receivables of $0 and $6,285 from BBL at March 31, 2021 and 2020, respectively.

Dr. Gudkov is also an uncompensated member of the board of directors for Incuron. Pursuant to master service and development agreements we have with Incuron, the Company performs various research, business development, clinical advisory, and management services for Incuron. The Company recognized revenue of $0 and $41,010 for the three months ended March 31, 2021 and 2020, respectively. In addition, the Company recognized no sublease and other income from Incuron for the three months ended March 31, 2021 and 2020, respectively. Pursuant to these agreements, the Company had gross accounts receivables of $130,000 and $140,595, and net accounts receivables of $0 and $140,595 from Incuron at March 31, 2021 and 2020, respectively.

Genome Protection

GPI incurred $13,440 and $13,440 in consultant expenses with members of the Company's Board of Directors and management team during the three months ended March 31, 2021 and 2020, respectively. The Company recognized no sublease and other income from GPI during the three months ended March 31, 2021 and 2020.

6. Significant Alliances and Related Parties

Roswell Park Cancer Institute

The Company has entered into several agreements with Roswell Park Cancer Institute ("RPCI"), including various sponsored research agreements, an exclusive license agreement and clinical trial agreements for the conduct of the Phase 1 entolimod oncology study, and the Phase 1 CBL0137 intravenous administration study. Additionally, our Chief Scientific Officer, Dr. Andrei Gudkov, is the Senior Vice President of Basic Research at RPCI.

The Company incurred $1,197 and $67,896 in expense to RPCI related to research grants and agreements for the years ended December 31, 2020 and 2019, respectively. The Company had $0 and $345 included in accounts payable owed to RPCI at December 31, 2020 and 2019, respectively.

The Cleveland Clinic

CBLI entered into an exclusive license agreement, or the License, with The Cleveland Clinic ("CCF") pursuant to which CBLI was granted an exclusive license to CCF's research base underlying our therapeutic platform and certain product candidates in development by Panacela. CBLI has the primary responsibility to fund all newly developed patents, however, CCF retains ownership of those patents covered by the agreement. CBLI also agreed to use commercially diligent efforts to bring one or more products to market as soon as practical, consistent with sound and reasonable business practices and judgments. In consideration for the License, CBLI agreed to issue CCF common stock and make certain milestone, royalty and sublicense royalty payments. Milestone payments, which may be credited against future royalties, amounted to $0 for the years ended December 31, 2020 and 2019. No royalty or sublicense royalty payments were made to CCF during the two-year period ended December 31, 2020.

The Company also recognized $0 and $30,710 as research and development expense to CCF for the years ended December 31, 2020 and 2019, respectively. The Company had $0 included in accrued expenses payable at December 31, 2020 and 2019.

Buffalo BioLabs and Incuron

Our Chief Scientific Officer, Dr. Andrei Gudkov, has business relationships with several entities with which we transact business, the most significant of which is Buffalo BioLabs ("BBL"), where Dr. Gudkov was a founder and currently serves as its Principal Scientific Adviser. Pursuant to a master services agreement we have with BBL, the Company recognized $0 and $124 as research and development expense to BBL for the years ended December 31, 2020 and 2019, respectively. We also recognized $0 and $23,106 from BBL as sublease and other income for the years ended December 31, 2020 and 2019, respectively, of which $6,285 and $6,285 is included in accounts receivable at December 31, 2020 and 2019, respectively.

Dr. Gudkov is also an uncompensated member of the board of directors for Incuron. Pursuant to master service and development agreements we have with Incuron, the Company performs various research, business development, clinical advisory, and management services to Incuron. We recognized revenue of $49,357 and $395,544 from Incuron for the years ended December 31, 2020 and 2019, respectively. In addition, we also recognized $0 and $2,268 from Incuron as sublease and other income for the years ended December 31, 2020 and 2019, respectively. Pursuant to these agreements, we had accounts receivable of $0 and $99,285 from Incuron at December 31, 2020 and 2019, respectively.

IP Bayramov Roman

The liquidator of our subsidiary, BioLab 612, LLC, also provides accounting services through a separate legal entity to Panacela Labs, LLC. Professional fee expense to this firm, IP Bayramov Roman, amounted to $16,679 and $18,537 for the years ended December 31, 2020 and 2019, respectively.

Genome Protection

GPI incurred $53,760 and $196,975 in consultant expenses with members of the Company's management team for the years ended December 31, 2020 and 2019, respectively. The Company recognized $0 and $7,409 as sublease and other income from GPI for the year ended December 31, 2020 and 2019, respectively. We had accounts receivable of $0 and $3,700 at December 31, 2020 and 2019, respectively.

Board of Directors

The Company approved two cash awards to members of the Board of Directors during 2020 in the amount of $150,000. We had accounts payable to one Board of Directors member in the amount of $117,500 as of December 31, 2020.